SEGMENTED REPORTING (Tables)	3 Months Ended
Nov. 30, 2019
Statements [Line Items]
Disclosure of operating segments [Table Text Block]
At November 30, 2019	Assets	Liabilities

Canada	$1,450	$39,598
South Africa	40,319	934
	$41,769	$40,532

At August 31, 2019	Assets	Liabilities

Canada	$4,983	$39,278
South Africa	38,680	5,542
	$43,663	$44,820

Comprehensive Loss (Income) for the period ended	November 30, 2019	November 30, 2018

Canada	$340	$3,793
South Africa	(2,246)	(970)
	$(1,906)	$2,823